N-2	Dec. 01, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001786108
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	TRINITY CAPITAL INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder transaction expenses:
Sales load (as a percentage of offering price)	2.00	%(1)
Offering expenses (as a percentage of offering price)	0.34	%(2)
Distribution reinvestment plan expenses	$15.00	(3)
Total stockholder transaction expenses (as a percentage of offering price)	2.34%

Sales Load [Percent]	2.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 15	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.34%
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to common stock):
Operating expenses	8.36	%(4)
Interest payments on borrowed funds	6.45	%(5)
Total annual expenses	14.81	%(6)

Interest Expenses on Borrowings [Percent]	6.45%	[3]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.34%	[4]
Other Annual Expense 2 [Percent]	8.36%	[5]
Total Annual Expenses [Percent]	14.81%	[6]
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. The stockholder transaction expenses described above are included in the following example.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (none of which is subject to a capital gains incentive fee)	$135	$336	$510	$852

Expense Example, Year 01	$ 135
Expense Example, Years 1 to 3	336
Expense Example, Years 1 to 5	510
Expense Example, Years 1 to 10	$ 852
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Moreover, the information set forth below does not include any transaction costs and expenses that investors will incur in connection with each offering of our securities pursuant to this prospectus supplement. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “us” or that “we” will pay fees or expenses, common stockholders will indirectly bear such fees or expenses.

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	The percentage reflects estimated offering expenses of approximately $500,000.
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about our senior securities as of the end of our most recently completed fiscal quarter is located in “Part I, Item 1. Consolidated Financial Statements” of our most recent Quarterly Report on Form 10-Q and as of the end of our most recently completed fiscal year is located in “Part II, Item 8. Financial Statements and Supplementary Data” of our most recent Annual Report on Form 10-K, which are incorporated by reference herein. We had no senior securities outstanding as of December 31, 2019. The report of our independent registered public accounting firm, Ernst and Young LLP, on our financial statements as of and for the year ended December 31, 2020 and for the period August 12, 2019 (date of inception) to December 31, 2019 is included in our most recent Annual Report on Form 10-K (filed on March 4, 2021) and is incorporated by reference herein.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

RISK FACTORS

Investing in our common stock involves a number of significant risks. Before you invest in our common stock, you should be aware of various risks associated with the investment, including those described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus, any document incorporated by reference herein or therein, and any free writing prospectus we may authorize in connection with this offering. You should carefully consider these risk factors, together with all of the other information included or incorporated by reference in this prospectus supplement and the accompanying prospectus, before you decide whether to make an investment in our common stock. The risks set out in this prospectus supplement, the accompanying prospectus, any document incorporated by reference herein or therein, and/or any free writing prospectus we may authorize in connection with this offering are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the events described in such documents occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, you may lose all or part of your investment. Please also read carefully “Special Note Regarding Forward-Looking Statements” in this prospectus supplement and refer to “Incorporation of Certain Information by Reference” in this prospectus supplement for the documents incorporated herein by reference.

Share Price [Table Text Block]

PRICE RANGE OF COMMON STOCK AND DISTRIBUTIONS

For information regarding the price range of our common stock, distributions and stockholders of record, please refer to our most recent Quarterly Report on Form 10-Q and our most recent Annual Report on Form 10-K, which are incorporated by reference herein.

[1]

(1)      Represents the Sales Agents commission with respect to the shares of common stock being sold in this offering. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

[2]	The expenses of our distribution reinvestment plan are included in “Operating expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in our distribution reinvestment plan except that, if a participant elects by written notice to the plan administrator prior to termination of the participant’s account to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share brokerage commission from the proceeds. For additional information, see “Distribution Reinvestment Plan” in the accompanying prospectus.
[3]	Interest payments on borrowed funds represents an estimate of our annualized interest expense based on borrowings under our revolving credit facility with KeyBank, National Association (as amended, the “KeyBank Credit Agreement”), our 7.00% Notes due 2025 (the “2025 Notes”), our 4.375% Notes due 2026 (the “August 2026 Notes”), our 4.25% Notes due 2026 (the “December 2026 Notes”), and our 6.00% Convertible Notes due 2025 (the “Convertible Notes”). The assumed weighted average interest rate on our total debt outstanding was 7.2% based on $100 million outstanding under the KeyBank Credit Agreement, $182.5 million in aggregate principal amount of the 2025 Notes outstanding, $125 million in aggregate principal amount of the August 2026 Notes outstanding, $75 million in aggregate principal amount of the December 2026 Notes outstanding, and $50 million in aggregate principal amount of the Convertible Notes outstanding. We may borrow additional funds from time to time to make investments to the extent we determine that it is in our best interest in doing so. We may also issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the 1940 Act.
[4]	The percentage reflects estimated offering expenses of approximately $500,000.
[5]	Operating expenses represent the estimated annual operating expenses of the Company and its consolidated subsidiaries based on annualized operating expenses estimated for the current fiscal year, which considers the actual expenses for the quarter ended September 30, 2023. We do not have an investment adviser and are internally managed by our executive officers under the supervision of the Board. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and grants of options and restricted stock, if any.
[6]	The holders of shares of our common stock indirectly bear the cost associated with our annual expenses.